Other Assets - Summary of Other Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Miscellaneous non-current assets [abstract]
Intangible assets	¥ 11,324		¥ 11,156
Prepaid rental			1,801
Prepaid services charges for transmission lines and electricity cables and other services	995		459
VAT recoverable	216		424
Others	1,273		805
Total	¥ 13,808	$ 1,983	¥ 14,645	¥ 20,721